Other Receivables and Prepayments	12 Months Ended
Sep. 30, 2017
Other Receivables and Prepayments [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS

NOTE 8. OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Advances to employees	$-	$130
Deposits on projects	86	22
Prepayment to suppliers	29	24
Others	-	49
Total	$115	$225